FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Financial Assets and Liabilities [Line Items]
Cash	$ 208,992	$ 16,633
Accounts receivable	4,476	3,050
Accounts payable and accrued liabilities	9,805	5,663
Lease liabilities	291	0
Financial liabilities, measured at amortized cost: | Accounts payable and accrued liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Accounts payable and accrued liabilities	9,805	5,663
Financial liabilities, measured at amortized cost: | Lease liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Lease liabilities	291	0
Financial assets, measured at fair value: | Cash
Disclosure of Financial Assets and Liabilities [Line Items]
Cash	208,992	16,633
Financial assets, measured at amortized cost: | Accounts receivable
Disclosure of Financial Assets and Liabilities [Line Items]
Accounts receivable	$ 254	$ 42